East End Mutual Funds, Inc.- Capital Appreciation Series
                              SCHEDULE OF INVESTMENTS
                                     Unaudited
                         July 1,1996 to December 31,1996

           COMMON STOCKS - 66.6%
                                             Shares          Value
              Medical Equipment - 13.6%

           Advanced Technology Labs*          400         $ 12,400
           Coherent,Inc.*                     290           12,253
           Imatron Inc.*                    2,100            6,956
                                                            31,609
              Computer Peripherals - 18.4%

           Iomega Corp.*                    1,710           29,924
           US Robotics Corp.                  180           12,960
                                                            42,884
              Computer Hardware - 9.5%

           Identix Inc.*                    1,000            8,188
           S-3 Inc.*                          497            8,076
           Bay Networks Inc.*                 280            5,845
                                                            22,109
              Computer Software - 10.3%

           Phoenix Technologies*              620            9,998
           Quarterdeck Corporation*           290            1,196
           Netscape Communications Corp.*     185           10,522
           Softkey International*             250            3,594
                                                            25,310
              Leisure - 5.0%

           Coastcast Corp.*                   800           11,600

              Medical Care - 7.0%

           Oxford Health Plans Inc.*          280           16,398

              Consumer Products - 2.2%

           Nu-Kote Holding Inc.*              500            5,125

           Total Common Stocks - 66.6%                     155,035
           (cost - $156,680)
           TOTAL INVESTMENTS - 66.6%                       155,035
           CASH AND OTHER ASSETS LESS LIABILITIES - 34.4%   77,562
           NET ASSETS   -  100%                           $232,672

            *  Non-dividend paying during the period.

                     The accompanying notes are an integral part
                             of these financial statements.

             East End Mutual Funds, Inc. - Capital Appreciation Series

                           STATEMENT OF ASSETS AND LIABILITIES
                                     Unaudited
                         July 1,1996 to December 31,1996




           ASSETS

           Investments in securities, at value
           (cost-$156,680)(Notes 1 and 3)                      $ 155,053
           Cash in money market account                           77,638
           Due from manager                                        5,887
           Deferred organization costs (Note 1)                   28,989

                          Total assets                           267,549


           LIABILITIES

           Due to manager for deferred organization costs
           (Note 1)                                               28,989
           Accrued expenses                                        5,887

                          Total liabilities                       34,876


           NET ASSETS                                          $ 232,673

           Net assets consist of:

           Capital paid-in                                     $ 232,673


           NET ASSETS                                          $ 232,673

           NET ASSET VALUE PER SHARE
           (based on 22,534 shares outstanding -
           shares authorized with $.001 per share par value)      $10.33



                      The accompanying notes are an integral part
                            of these financial statements.

             East End Mutual Funds, Inc. - Capital Appreciation Series

                                  STATEMENT OF OPERATIONS

                                        Unaudited
                              July 1,1996 to December 31,1996



           INVESTMENT INCOME

           Income
                  Dividends                                     $  1,904
                          Total income                            1,904

              Expenses
               Investment management fees (Note 2)                1,221
               Distribution fees (Note 2)                           611
               Custodian fees                                     1,304
               Registration fees                                  3,625
               Printing                                           1,090
               Audit & Legal fees                                 1,511
               Insurance                                          1,329
               Other expenses                                     1,894

               Total expenses before reimbursement               12,585

               Reimbursement of expenses by manager (Note 2)    ( 7,676)

               Expenses, after reimbursement                      4,909

                          Net investment gain                       333


           REALIZED AND UNREALIZED GAIN ON INVESTMENTS

           Net realized and unrealized gain on investments      ( 1,645 )
           Net realized and unrealized gain on investments        1,904

           Net increase in net assets resulting
           from operations                                     $    333




                         The accompanying notes are an integral part
                                 of these financial statements.

               East End Mutual Funds, Inc. - Capital Appreciation Series

                            STATEMENT OF CHANGES IN NET ASSETS
                                        Unaudited
                             July 1,1996 to December 31, 1996



           INCREASE (DECREASE) IN NET ASSETS:
             From Operations:

              Net realized gain on investments                 $  1,904
              Change in net unrealized depreciation
              on investments                                    (30,155)


           Distributions to shareholders from:
            Net realized gain on investments ($.944 per share)  (19,557)

            From fund share transactions -net*                  ( 2,441)

           Total decrease in net assets                         (50,249)

              Net Assets:
                Beginning of period                             282,921

                End of period                                  $232,672



           *Analysis of fund share transactions


                                                     Shares      Amount

           Shares sold                                 905     $  8,000
           Shares issued in reinvestment
           of distribution                           2,817       19,557

           Net increase                              3,722     $ 27,557



                       The accompanying notes are an integral part
                             of these financial statements.

                East End Mutual Fund, Inc. - Capital Appreciation Series

                                 FINANCIAL HIGHLIGHTS


                 Selected Data For A Share Of Capital Stock Outstanding

                                                        For the period
                                                       July 1, 1996 to
                                                       December 31,1996
           _________________________________________________________________
           _
                           Per Share Operating Performance
           _________________________________________________________________
           _
           Net Asset Value, Beginning of Period                  $ 13.73
           _________________________________________________________________
           _
           Income From Investment Operations:

           Net Realized and Unrealized Gain on Investments      $  0.01

           Total From Investment Operations                        0.01
           _________________________________________________________________

           Less Distributions:
           Accumulated disributions from Net Realized Gain         1.022

           Total distributions                                     1.022
           _________________________________________________________________


           Net Asset Value, End of Period                        $ 10.33
           _________________________________________________________________
           _
           Total Return                                           (17.33)%
           _________________________________________________________________
           _
           Ratios/Supplemental Data:

           Ratio of Expenses (After Reimbursement) to
             Average Net Assets                                     2.11%
           Ratio of Expenses (After Reimbursement) to
             Average Net Assets (%) (A)                             1.05%
           Ratio of Net Investment Loss to Average Net Assets      (0.82)%)
           Portfolio Turnover Rate (%)                                0%
           Net Assets, End of Period                              $232,672
           _________________________________________________________________

           (A) Annualized

                        The accompanying notes are an integral part
                              of these financial statements.

               East End Mutual Funds, Inc. - Capital Appreciation Series

                           NOTES TO FINANCIAL STATEMENTS

                                   December 31, 1996

           1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

                  Organization: East End Mutual Funds, Inc. - Capital Appreciation Series (the "Fund") is a series of East End Mutual Funds, Inc. (the "Company"), a Maryland Corporation, is a diversified, open end management investment company registered under the Investment Company Act of 1940, as amended.

                 The following is a summary of significant accounting policies followed by the Fund.

                 Security Valuation: Securities are valued at the last reported sales price or in the case of securities where there is no reported last sale, the closing bid price. Securities for which market quotations are not readily available are valued at their fair values as determined in good faith by or under the supervision of the Company's Board of Directors in accordance with methods which have been authorized by the Board. Short term debt obligations with maturities of 60 days or less are valued at amortized cost which approximates market value.

                 Securities Transactions and Investment Income: Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is determined on the accrual basis. Discount on fixed income securities is amortized.

                 Dividends and Distributions to Shareholders: The Fund records all dividends and distributions payable to shareholders on the ex-dividend date.

               Federal  Income  Taxes: It is the Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income taxes will be required in the financial statements.

                 Deferred Organization Expenses: East End Investment Manage-ment Company (the "Manager") has paid the deferred organization expenses of the Fund. The deferred organization expenses will be amortized over a period not exceeding five years once the Fund has the ability to amortize the expenses and not exceed the most restrictive annual expense limitation (see Note 2). The
           Manager  will  be  repaid  at  the  rate  in  which  the deferred organization expenses are amortized. In the event that the Manager (or any subsequent holder) redeems any of its original

               East End Mutual Funds, Inc. - Capital Appreciation Series

                                   December 31, 1996

           shares prior to the end of the five-year period, the proceeds of the redemption payable in respect of such shares shall be reduced by the pro-rata share (based on the proportionate share of the original shares redeemed to the total number of original shares outstanding at the time of redemption) of the unamortized deferred organization expenses as of the date of such redemption. In the event that the Fund is liquidated prior to the end of the five-year period, the Manager (or any subsequent holder) shall bear the unamortized deferred organization expenses.


           2.   MANAGEMENT FEE AND TRANSACTIONS WITH AFFILIATES

                 Under the terms of the investment management agreement, the Manager has agreed to provide the Fund investment management services and be responsible for the day to day operations of the Fund. The Manager will receive a fee, payable monthly, for the performance of its services at an annual rate of 1% on the first $500 million of average daily net assets, .75% in excess of $500 million of average daily net assets. The fee will be accrued daily and paid monthly. A management fee of $1,221 was accrued and $500 paid for the six month period ending December 31, 1996.

                 In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares, the fees payable to the Manager will be deferred to the extent of such excess, and the Manager may voluntarily advance money for expenses in order to keep the Fund's annual expenses at or below the maximum allowable amount. The most restrictive annual expense limitation is 2.5% of the first $30 million of average daily net assets, 2.0% of the next $75 million, and 1.5% of the remaining average daily net assets. The manager reimbursed the Fund and deferred fees and expenses totalling $7,676 for the six month period ending December 31, 1996.

                 Any deferrals or advances made by the Manager will be subject to recoupment by the Manager and reimbursement by the Fund within the following three fiscal years, provided the Fund is able to effect such reimbursement and remain in compliance with applicable state expense limitations and further provided, that such payment would not adversely impact the Fund's tax status or otherwise have an adverse tax impact on the Fund or its shareholders. The Fund is contingently liable to the Manager subject to such recoupment in the amount of $7,676 for the six month period ending December 31, 1996.

               East End Mutual Funds, Inc. - Capital Appreciation Series

                                   December 31, 1996


                  The Manager will also provide transfer agency, and portfolio pricing services to the Fund. Under the terms of the Transfer Agency and Service Agreement, the Manager will charge a minimum annual fee of $15,000 to the Fund. The terms of the Portfolio Pricing Agreement provide for an annual fee of
           $12,000. In addition, the Manager will also provide administrative services, accounting services, financial reporting services, tax accounting services and compliance control services. The Manager will charge a minimum annual fee of $38,000 for these additional services. The Manager did not charge the Fund for any of these above services for the six month period ending December 31, 1996.

                 The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund may finance activities which are primarily intended to result in the sale of the Fund's shares. The Fund may incur distribution expenses of up to 0.50% of average daily net assets. A distribution fee of $611 was accrued but none paid for the six month period ending December 31, 1996.

                 Certain officers and directors of the Fund are officers and directors of the Manager.


           3.   INVESTMENT TRANSACTIONS

                 Purchases and sales of investment securities (excluding short-term securities) for the period July 1,1996 to December
           31,1996 were none. At December 31, 1996 net realized appreciation for Federal income tax purposes aggregated $333 and unrealized depreciation of $1,646 of which $333 related to realized appreciation. The cost of investments on December 31, 1996 for Federal income tax purposes was $156,680.

               EAST END MUTUAL FUNDS, INC.- CAPITAL APPRECIATION SERIES

                    The Following Updates Text in the Prospectus

           Page
             1    Prospectus date : April 28,1997
             2    Management Fees........................... 0.52%
                  12b-1 Fees................................ 0.26
                  Other Expenses............................ 1.33
                  Total Operating Expenses for the Period... 2.11%


           The following example illustrates the expenses that you would incur on a $1,000 investment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period.

                 1 Year $22   3 Years $68   5 Years $117  10 Years $251


                            CONDENSED FINANCIAL INFORMATION
                                       Unaudited
                            July 1,1996 to December 31,1996

           1.  Investment income ................................  $ 1,904
           2.  Expenses after reimbursement......................    4,909
           3.  Net investment gain...............................      333
           4.  Dividends from net investment gain................    0.010
           5.  Net realized and unrealized gains on securities...  (30,155)
           6.  Distributions from net realized gains on securities...0.944
           7.  Net decrease in net asset value...................   (3.40)
           8.  Net asset value at the beginning of the period....   13.73
           9.  Net asset value at the end of the period..........   10.33
           10. Expenses to average net assets....................    2.11%
           11. Net investment income to average net assets.......   (0.82)%
           12. Portfolio turnover rate...........................      0
           13. Number of shares outstanding at end of period.....   22,534
           14. Total return......................................  (17.33)%


           The Russell 3000 Index during the period July 1, to December 31,1996 gained 8.83% compared to the Fund's 17.33% loss.

               EAST END MUTUAL FUNDS, INC.- CAPITAL APPRECIATION SERIES




           Dear Fellow Investors:

           The Fund ended the year with 34% invested in short term government bills and will use these assets to purchase equities that are attractive at current prices. Dividends of 94.4 cents per share were distributed to shareholders during this period.

           The last six months have been turbulent for equity markets and the Fund. Fears of interest rate increases by the federal reserve created an exit of some investors - from equities into fixed income instruments. Interest rate hikes did not materialize. But the chairman of the federal reserve encouraged these emotions by its silence. The market correction negatively influenced not only the general market but the Fund also.

           Given the attractive value in the Fund's shares - investors should consider purchasing shares in the Fund at this time to take advantage of the buying opportunity. Investors would end up buying more shares now that share prices are low and less shares when prices are high: Dollar Cost Averaging.

           We thank you for your support and look foward to working on your behalf in the future.


                                       Sincerely,



                                   Aristides Matsis,
                                       President